LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
LAND USE RIGHTS, NET
Land use rights	¥ 1,947,145		¥ 1,535,556
Less: accumulated amortization	(126,133)		(104,132)
Land use rights, net	1,821,012		1,431,424		$ 256,484
Amortization of land use rights	38,656	$ 5,445	27,353	¥ 18,031
Estimated future amortization expense	39,000
Land use rights pledged	¥ 231,000		¥ 169,000
Minimum [Member]
LAND USE RIGHTS, NET
Period of land use rights	50 years	50 years
Maximum [Member]
LAND USE RIGHTS, NET
Period of land use rights	70 years	70 years